Workforce Reduction (Notes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 25, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 18.1
Payments	(5.4)
Adjustments	(0.5)
Balance at May 25, 2014	8.6
Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	17.2	[1]
Payments	(4.9)	[2]
Adjustments	(0.3)	[2]
Balance at May 25, 2014	8.2	[2]
Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.9	[3]
Payments	(0.5)
Adjustments	(0.2)
Balance at May 25, 2014	0.4
September 2013 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	8.5
September 2013 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	7.7	[2]
September 2013 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.8
January 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.8
January 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.7	[2]
January 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	0.1
May 2014 Plan
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5.2
May 2014 Plan | Employee termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	5.0	[2]
May 2014 Plan | Other
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 0.2

[1]	Includes salary and stock-based compensation expense.
[2]	Excludes costs associated with stock options and restricted stock that will be settled in shares upon vesting.
[3]	Includes postemployment medical, outplacement and relocation costs.